UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1904

                      WhiteRock Portfolio Investors, L.L.C.
               (Exact name of registrant as specified in charter)

                         825 N.E. Multnomah, Suite 1900
                             Portland, Oregon 97232
               (Address of principal executive offices) (Zip code)

                                Steven R. Shearer
                               Hudson Advisors LLC
                          717 North Harwood, Suite 2100
                               Dallas, Texas 75201
                     (Name and address of agent for service)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2006

Item 1. Schedule of Investments.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2006

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 AND SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                             March 2006                                September 2005
                                              ------------------------------------------  ------------------------------------------
                                               Adjusted    Estimated Fair   Percentage     Adjusted    Estimated Fair  Percentage of
Investments                                      Cost*          Value      of Net Assets     Cost*          Value            Net
                                              -----------  --------------  -------------  -----------  --------------  -------------
Lone Star Opportunity Fund, L.P. **(5.0505%)  $ 1,173,519    $ 1,957,754           100%   $ 1,466,541    $ 2,171,194          100.0%
Brazos Fund, L.P. **(6.0879%)                          --             --           0.0%            --             --            0.0%
                                              -----------    -----------     ---------    -----------    -----------    -----------

Total Investments                             $ 1,173,519    $ 1,957,754           100%   $ 1,466,541    $ 2,171,194          100.0%
                                              ===========    ===========     =========    ===========    ===========    ===========

* Amounts represent the aggregate dollars invested by the Company adjusted for any distributions and income recognized from investments from acquisition dates through the respective year-end presented.

**    Investment closed.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WhiteRock Portfolio Investors, L.L.C.


By (Signature and Title) /s/  Steven R. Shearer
                              President

Date May 19, 2006

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.


By:  (Signature and Title) /s/ Steven R. Shearer
                               President and Treasurer

Date:  May 19, 2006